Goldman Sachs Dynamic New York Municipal Income ETF Investment Objectives and Goals - Goldman Sachs Dynamic New York Municipal Income ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Dynamic New York Municipal Income ETF—SummaryTicker: GMNY Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Dynamic New York Municipal Income ETF (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax and New York State and City personal income taxes.